Note 20 - Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interest [Table Text Block]
	CFO Securities Consulting	iSTAR Financial Holdings	CFO East Win	Total

Balance as of December 31, 2009	$259,529	-	-	$259,529

Acquisition of noncontrolling interest of CFO Securities Consulting	(5,233)	-	-	(5,233)
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	14,865	-	14,865
Net loss	(254,296)	(71,667)	-	(325,963)

Balance as of December 31, 2010	-	(56,802)	-	(56,802)
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	88,940	-	88,940
Net loss	-	(137,046)	-	(137,046)

Balance as of December 31, 2011		(104,908)	-	(104,908)
Acquisition of noncontrolling interest of CFO East Win (Note 3)	-	-	871,960	871,960
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	89,256	-	89,256
Net income (loss)	-	78,958	(183,898)	(104,940)

Balance as of December 31, 2012	-	$63,306	$688,062	$751,368